VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—3.6%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 1,550	$ 966
4.250%, 2/15/54	910	927
4.625%, 5/15/54	980	1,063
U.S. Treasury Notes 3.375%, 5/15/33	275	267
Total U.S. Government Securities (Identified Cost $3,020)		3,223

Foreign Government Securities—7.4%
Arab Republic of Egypt
144A 7.500%, 1/31/27(1)	50	50
144A 7.600%, 3/1/29(1)	95	92
144A 8.500%, 1/31/47(1)	128	103
Benin Government International Bond 144A 7.960%, 2/13/38(1)	10	10
Bolivarian Republic of Venezuela 9.375%, 1/13/34(2)	200	33
Costa Rica Government
144A 6.550%, 4/3/34(1)	38	40
144A 7.300%, 11/13/54(1)	20	22
Dominican Republic 144A 4.875%, 9/23/32(1)	230	219
Dubai Government International Bonds RegS 3.900%, 9/9/50(3)	240	185
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(1)(2)	85	66
Federative Republic of Brazil
6.250%, 3/18/31	50	52
6.000%, 10/20/33	89	90
7.125%, 5/13/54	85	88
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	220	153
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	138	148
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(1)	55	47
Kingdom of Bahrain 144A 5.625%, 5/18/34(1)	103	98
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	45	42
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	51	44
Oman Government International Bond 144A 6.750%, 1/17/48(1)	125	135
Republic of Angola 144A 8.750%, 4/14/32(1)	92	82
Republic of Argentina 0.750%, 7/9/30(4)	454	279
Republic of Armenia 144A 3.600%, 2/2/31(1)	50	43
Republic of Colombia 8.000%, 11/14/35	271	288
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 6.900%, 7/31/30(1)(4)	$ 188	$ 137
RegS 6.900%, 7/31/30(3)(4)	40	29
Republic of El Salvador 144A 7.650%, 6/15/35(1)	81	70
Republic of Gabon 144A 6.950%, 6/16/25(1)	20	19
Republic of Guatemala 144A 6.600%, 6/13/36(1)	89	93
Republic of Indonesia 4.750%, 9/10/34	83	84
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	65	65
144A 8.250%, 1/30/37(1)	58	60
Republic of Kenya 144A 8.000%, 5/22/32(1)	50	46
Republic of Nigeria 144A 7.375%, 9/28/33(1)	107	91
Republic of Panama
3.875%, 3/17/28	100	96
7.500%, 3/1/31	10	11
8.000%, 3/1/38	155	175
Republic of Paraguay 144A 6.000%, 2/9/36(1)	50	53
Republic of Peru 5.875%, 8/8/54	41	43
Republic of Philippines
4.750%, 3/5/35	65	66
3.700%, 3/1/41	200	174
Republic of Poland 4.875%, 10/4/33	200	203
Republic of Senegal 144A 6.250%, 5/23/33(1)	25	21
Republic of Serbia 144A 6.500%, 9/26/33(1)	190	203
Republic of South Africa 5.875%, 6/22/30	185	186
Republic of Sri Lanka 144A 6.200%, 5/11/27(1)(2)	88	49
Republic of Turkiye
7.625%, 4/26/29	135	144
9.125%, 7/13/30	385	439
6.625%, 2/17/45	70	64
Romania Government International Bond 144A 7.125%, 1/17/33(1)	170	186
Saudi International Bond
144A 4.875%, 7/18/33(1)	302	307
144A 4.500%, 10/26/46(1)	305	269
State of Qatar 144A 3.750%, 4/16/30(1)	130	129
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(1)	19	20
Ukraine Government Bond
144A 1.750%, 2/1/35(1)(4)	6	3
RegS 1.750%, 2/1/29(3)(4)	18	11
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
RegS 0.000%, 2/1/30(3)(4)	$ 3	$ 1
RegS 0.000%, 2/1/34(3)(4)	12	4
RegS 1.750%, 2/1/34(3)(4)	18	8
RegS 0.000%, 2/1/35(3)(4)	11	4
RegS 1.750%, 2/1/35(3)(4)	21	9
RegS 0.000%, 2/1/36(3)(4)	9	4
RegS 1.750%, 2/1/36(3)(4)	3	1
United Mexican States
6.350%, 2/9/35	205	215
6.338%, 5/4/53	200	199
6.400%, 5/7/54	115	115
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	75	76
Total Foreign Government Securities (Identified Cost $6,457)		6,591

Mortgage-Backed Securities—21.1%
Agency—4.5%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	500	492
Pool #SD8343 6.000%, 7/1/53	273	279
Pool #SD8382 5.000%, 12/1/53	448	447
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	408	409
Pool #FS7751 4.000%, 3/1/53	752	722
Pool #MA4785 5.000%, 10/1/52	409	409
Pool #MA4805 4.500%, 11/1/52	434	427
Pool #MA4980 6.000%, 4/1/53	444	455
Pool #MA5072 5.500%, 7/1/53	413	418
		4,058

Non-Agency—16.6%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(5)	262	266
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(5)	400	384
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(1)	230	229
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(1)(5)	309	307
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(5)	124	115
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	$ 219	$ 214
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	100	98
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(1)(5)	205	194
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(1)(5)	360	361
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.488%, 3/15/41(1)(5)	324	324
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(1)	200	186
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	345	318
2022-CLS, A 144A 5.760%, 10/13/27(1)	329	332
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	77	71
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	111	103
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	286	272
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(5)	555	549
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	350	341
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(5)	69	68
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	108	104
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	175	157
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(5)	128	117
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	15	15
2022-1, A1 144A 2.206%, 1/25/67(1)(5)	411	363
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(1)(5)	135	135
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	200	194
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	324
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(5)	18	16
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(5)	148	149
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(5)	260	266
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	26	24
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MetLife Securitization Trust
2017-1A, M1 144A 3.467%, 4/25/55(1)(5)	$ 150	$ 136
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	57	56
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(5)	317	315
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(5)	114	111
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	100	98
2017-3, B1 144A 3.250%, 1/25/61(1)(5)	204	185
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	165	152
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	285	301
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	273	251
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	66	64
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	49	47
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	42	40
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	199	194
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	194	191
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	356	345
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(5)	220	199
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	40	37
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	279	272
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(5)	141	121
OBX Trust 2023-NQM9, A1 144A 7.159%, 10/25/63(1)(5)	124	127
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(5)	63	63
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(5)	51	47
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	115	110
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	82	72
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	32	31
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(5)	8	8
2016-4, B1 144A 4.019%, 7/25/56(1)(5)	300	292
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	135	132
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	405	380
	Par Value	Value

Non-Agency—continued
2018-2, A2 144A 3.500%, 3/25/58(1)(5)	$ 195	$ 187
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	710	664
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	290	269
2019-4, A2 144A 3.250%, 10/25/59(1)(5)	215	196
2021-1, A2 144A 2.750%, 11/25/61(1)(5)	230	195
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	200	190
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	229
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	207
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	160	153
VCAT LLC
2021-NPL3, A1 144A 4.743%, 5/25/51(1)(5)	4	4
2021-NPL4, A1 144A 4.868%, 8/25/51(1)(5)	18	18
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(1)(5)	298	289
2022-6, A1 144A 4.910%, 6/25/67(1)(5)	221	220
2022-6, A3 144A 4.910%, 6/25/67(1)(5)	228	227
2022-7, A1 144A 5.152%, 7/25/67(1)(5)	162	161
2023-8, A1 144A 6.259%, 12/25/68(1)(5)	243	247
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	29	27
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	347	337
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(5)	48	43
		14,836

Total Mortgage-Backed Securities (Identified Cost $19,353)		18,894

Asset-Backed Securities—15.6%
Automobiles—5.7%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	47	47
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	131	130
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	117	118
2024-1A, B 144A 6.870%, 6/17/30(1)	267	273
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	9	9
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	$ 285	$ 276
Carvana Auto Receivables Trust
2022-N1, C 144A 3.320%, 12/11/28(1)	48	47
2023-N4, C 144A 6.590%, 2/11/30(1)	275	286
2024-N1, B 144A 5.630%, 5/10/30(1)	300	306
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	183	186
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	292
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	272	281
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	133	134
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	50	50
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(1)	230	228
GLS Auto Receivables Issuer Trust 2022-2A, D 144A 6.150%, 4/17/28(1)	290	294
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	145	144
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	290	287
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	97	97
2024-3A, B 144A 5.030%, 11/15/30(1)	260	260
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	173	176
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	235	239
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	156	159
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(1)	235	239
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	270	276
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(1)	235	242
		5,076

Consumer Loans—1.1%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(1)	70	70
2024-1PL, A 144A 5.900%, 4/25/31(1)	143	145
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	232	237
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	290	281
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(1)	285	291
	Par Value	Value

Consumer Loans—continued
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	$ 5	$ 4
		1,028

Credit Card—0.3%
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	285	287
Other—8.5%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	230	244
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	148	155
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	217	210
2024-A, B 144A 5.060%, 4/18/50(1)	225	225
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	322	307
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(1)	160	164
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	191	195
Business Jet Securities LLC 2024-1A, A 144A 6.197%, 5/15/39(1)	232	239
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	95	89
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	339	320
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	170	172
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	202	196
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	242	245
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	163	164
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)	48	47
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	284	236
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	82	76
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	249	257
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	95	92
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	257	245
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	213	210
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	273
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	215	215
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	15	15
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	210	216
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	140	142
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(1)	$ 250	$ 255
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	211	219
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	260	261
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	245	246
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	235	242
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	161	165
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	290	295
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	305	304
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	225	229
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	225	225
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	218	217
		7,607

Total Asset-Backed Securities (Identified Cost $13,988)		13,998

Corporate Bonds and Notes—41.3%
Communication Services—1.6%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	245	76
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	24	24
144A 4.750%, 3/1/30(1)	135	124
CMG Media Corp. 144A 8.875%, 12/15/27(1)	150	88
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	200	193
DISH DBS Corp.
5.875%, 11/15/24	55	55
7.750%, 7/1/26	120	104
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(6)	145	142
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	155	123
144A 3.625%, 1/15/29(1)	60	42
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	101
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	52
Sprint Capital Corp. 8.750%, 3/15/32	190	235
Telesat Canada 144A 6.500%, 10/15/27(1)	90	30
		1,389

Consumer Discretionary—1.9%
Aptiv plc 6.875%, 12/15/54	170	172
	Par Value	Value

Consumer Discretionary—continued
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	$ 200	$ 205
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	225	215
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	216
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	210	201
Newell Brands, Inc. 6.625%, 9/15/29(6)	144	146
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	85	90
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	109
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	95	94
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	140	140
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	112
		1,700

Consumer Staples—1.4%
BAT Capital Corp. 7.750%, 10/19/32	185	219
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	182	181
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	120	121
144A 10.750%, 6/30/32(1)	145	137
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	70	76
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	238
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	80	81
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	105	104
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	85	85
		1,242

Energy—6.6%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	140	138
Aker BP ASA 144A 5.125%, 10/1/34(1)	180	178
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	106
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	165	169
BP Capital Markets plc 4.875% (7)	305	302
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	95	101
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	170	181
144A 6.714%, 8/15/63(1)	55	63
Coronado Finance Pty Ltd.
144A 10.750%, 5/15/26(1)	184	191
144A 9.250%, 10/1/29(1)	95	98
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	$ 145	$ 147
Ecopetrol S.A.
4.625%, 11/2/31	30	26
8.875%, 1/13/33	50	54
Energy Transfer LP
Series G 7.125%(7)	95	97
Series H 6.500%(7)	95	95
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	40	41
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	310	272
Genesis Energy LP 8.875%, 4/15/30	165	174
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	50	53
Gulfport Energy Corp. 144A 6.750%, 9/1/29(1)	20	20
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	134
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	197
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	42	42
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	15	15
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	125	124
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(8)	120	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	180	180
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	40	41
Occidental Petroleum Corp. 6.125%, 1/1/31	135	143
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	245	213
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	250	24
Petroleos Mexicanos
6.500%, 3/13/27	195	191
6.500%, 1/23/29	10	9
6.700%, 2/16/32	123	110
7.690%, 1/23/50	125	97
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	115	110
Plains All American Pipeline LP 5.700%, 9/15/34	215	223
QatarEnergy 144A 2.250%, 7/12/31(1)	105	92
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	190	195
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	55	58
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	113
Transcanada Trust 5.600%, 3/7/82	255	248
Transocean, Inc.
144A 8.250%, 5/15/29(1)	25	25
	Par Value	Value

Energy—continued
144A 8.750%, 2/15/30(1)	$ 81	$ 84
144A 8.500%, 5/15/31(1)	90	89
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	15	14
Venture Global LNG, Inc.
144A 9.000%(1)(7)	50	51
144A 9.875%, 2/1/32(1)	180	200
Western Midstream Operating LP 5.250%, 2/1/50	215	195
Williams Cos., Inc. (The) 5.150%, 3/15/34	205	207
		5,932

Financials—15.2%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	62
144A 6.000%, 8/1/29(1)	95	92
AerCap Ireland Capital DAC
3.300%, 1/30/32	110	99
6.950%, 3/10/55	90	93
Aethon United BR LP 144A 7.500%, 10/1/29(1)	10	10
Allianz SE 144A 6.350%, 9/6/53(1)	200	218
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(5)	230	231
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	240	203
American Express Co. 5.625%, 7/28/34	185	194
American National Group, Inc. 5.750%, 10/1/29	155	156
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	190	198
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	247
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	145	142
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	186
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	137	134
RegS 3.125%, 7/1/30(3)	34	33
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(7)	130	140
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)(7)	255	237
Bank of America Corp.
5.015%, 7/22/33	135	139
5.288%, 4/25/34	85	88
5.425%, 8/15/35	225	231
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	165	164
Barclays plc 7.437%, 11/2/33	200	231
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	90	85
Blackstone Private Credit Fund 2.625%, 12/15/26	155	147
Block, Inc. 144A 6.500%, 5/15/32(1)	75	78
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Blue Owl Credit Income Corp.
4.700%, 2/8/27	$ 129	$ 127
6.650%, 3/15/31	50	51
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	245	215
BNSF Funding Trust I 6.613%, 12/15/55	185	187
BPCE S.A. 144A 7.003%, 10/19/34(1)	250	280
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	115
Capital One Financial Corp. 2.359%, 7/29/32	125	102
Charles Schwab Corp. (The) Series H 4.000% (7)	285	255
Citigroup, Inc.
3.980%, 3/20/30	250	245
6.174%, 5/25/34	122	130
Series X 3.875%(7)	185	178
Citizens Financial Group, Inc. 5.718%, 7/23/32	100	104
Corebridge Financial, Inc. 6.375%, 9/15/54	365	369
Deutsche Bank AG 5.403%, 9/11/35	180	181
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	336
Export-Import Bank Korea 5.125%, 1/11/33	120	126
Fifth Third Bancorp 4.337%, 4/25/33	155	149
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)	235	246
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	105	109
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	142	162
144A 7.950%, 10/15/54(1)	45	47
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	115	98
6.450%, 5/1/36	85	96
Grifols S.A. 144A 4.750%, 10/15/28(1)(6)	120	112
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	175	179
HUB International Ltd. 144A 7.375%, 1/31/32(1)	25	26
Huntington Bancshares, Inc. 5.709%, 2/2/35	130	135
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	75	77
JPMorgan Chase & Co.
2.956%, 5/13/31	270	248
1.953%, 2/4/32	265	228
KeyCorp 6.401%, 3/6/35	185	201
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	145	137
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	25
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	175	164
	Par Value	Value

Financials—continued
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	$ 120	$ 120
MetLife, Inc. Series G 3.850% (7)	195	192
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	189
Morgan Stanley
6.342%, 10/18/33	90	100
5.948%, 1/19/38	152	159
MSCI, Inc. 144A 3.625%, 9/1/30(1)	191	179
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(5)	139	139
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	110	108
NatWest Group plc 6.475%, 6/1/34	200	210
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	35	36
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	200	215
Nuveen LLC 144A 5.850%, 4/15/34(1)	240	254
OneMain Finance Corp. 7.125%, 11/15/31	180	182
Prudential Financial, Inc.
5.125%, 3/1/52	73	72
6.750%, 3/1/53	145	157
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	200	209
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(1)	80	81
State Street Corp.
4.821%, 1/26/34	91	92
6.123%, 11/21/34	85	93
Series I 6.700%(7)	120	124
Synchrony Financial
4.875%, 6/13/25	45	45
3.700%, 8/4/26	59	58
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	328
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	204
UBS Group AG 144A 4.988%, 8/5/33(1)	220	223
Wells Fargo & Co.
5.389%, 4/24/34	140	145
Series BB 3.900%(7)	305	296
Series U 5.875%(5)(7)	90	90
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	55	57
		13,635

Health Care—2.3%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	160	157
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	35	32
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 4.750%, 2/15/31(1)	$ 125	$ 110
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	239
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	96
HCA, Inc. 5.500%, 6/1/33	225	234
Illumina, Inc. 2.550%, 3/23/31(6)	290	252
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	180	198
144A 10.000%, 6/1/32(1)	60	66
Medline Borrower LP
144A 6.250%, 4/1/29(1)	35	36
144A 5.250%, 10/1/29(1)	105	103
Par Pharmaceutical, Inc. 7.500%, 4/1/27(8)	85	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	185	191
Smith & Nephew plc 5.400%, 3/20/34	190	198
Universal Health Services, Inc. 2.650%, 1/15/32	203	175
		2,087

Industrials—3.8%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(1)	179	169
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	189	189
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)	20	21
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	205	198
Boeing Co. (The)
3.750%, 2/1/50	85	60
5.805%, 5/1/50	50	48
5.930%, 5/1/60	69	66
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	193	171
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	150	156
Cimpress plc 144A 7.375%, 9/15/32(1)	95	96
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	265	239
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	173	168
DP World Ltd. 144A 6.850%, 7/2/37(1)	20	23
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	95	100
144A 7.000%, 6/15/32(1)	20	21
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	115	118
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(6)	215	169
Icahn Enterprises LP
6.250%, 5/15/26	75	74
5.250%, 5/15/27	25	24
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	205	194
	Par Value	Value

Industrials—continued
Regal Rexnord Corp. 6.400%, 4/15/33	$ 250	$ 267
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	297	253
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	180	189
Veralto Corp. 5.450%, 9/18/33	195	205
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(6)	175	171
		3,389

Information Technology—1.1%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	140	136
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	100	97
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	40	40
Hewlett Packard Enterprise Co. 5.000%, 10/15/34	20	20
Leidos, Inc. 2.300%, 2/15/31	285	248
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	78
Viasat, Inc. 144A 5.625%, 9/15/25(1)	180	177
Vontier Corp. 2.950%, 4/1/31	225	196
		992

Materials—2.6%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	115
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	260	252
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	130	133
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	200	210
Glencore Funding LLC 144A 5.634%, 4/4/34(1)	90	94
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	213
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	185	187
INEOS Quattro Finance 2 plc
144A 3.375%, 1/15/26(1)	97	96
144A 9.625%, 3/15/29(1)(6)	200	214
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	175	171
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	100	103
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	45	46
Sonoco Products Co. 5.000%, 9/1/34	140	138
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	130	136
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	190	190
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 45	$ 42
		2,340

Real Estate—1.4%
EPR Properties 3.600%, 11/15/31	250	223
GLP Capital LP
5.250%, 6/1/25	110	110
3.250%, 1/15/32	24	21
6.750%, 12/1/33	65	71
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	259	221
Sabra Health Care LP 3.200%, 12/1/31	175	154
Safehold GL Holdings LLC 6.100%, 4/1/34	190	201
VICI Properties LP
5.125%, 5/15/32	125	126
144A 4.625%, 6/15/25(1)	25	25
144A 5.750%, 2/1/27(1)	40	41
		1,193

Utilities—3.4%
AES Corp. (The) 7.600%, 1/15/55	95	100
CMS Energy Corp. 4.750%, 6/1/50	295	285
Dominion Energy, Inc. Series B 7.000%, 6/1/54	205	224
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	200	232
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	233
Entergy Corp. 7.125%, 12/1/54	190	197
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	45
144A 5.875%, 4/1/29(1)	45	42
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	225	236
Lightning Power LLC 144A 7.250%, 8/15/32(1)	10	10
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	30	31
144A 8.375%, 2/15/32(1)	50	52
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	306	340
PacifiCorp 5.800%, 1/15/55	190	199
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	320	317
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	297
Vistra Corp. 144A 8.000% (1)(7)	90	94
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	$ 100	$ 105
		3,039

Total Corporate Bonds and Notes (Identified Cost $36,972)		36,938

Leveraged Loans—9.7%
Aerospace—0.2%
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(5)	62	62
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(5)	24	24
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(5)	83	80
		166

Chemicals—0.5%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(5)	85	85
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(5)	99	99
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(5)	74	74
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(5)	40	40
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.500%) 8.628%, 4/3/28(5)	80	79
USALCO LLC
0.000%, 9/18/31(5)(9)	4	4
(1 month Term SOFR + 4.000%) 8.845%, 9/17/31(5)	40	41
		422

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.960%, 12/29/27(5)	105	104
Consumer Non-Durables—0.3%
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.096%, 8/16/29(5)	40	40
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.104%, 1/31/31(5)	60	58
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(5)	43	40
Osmosis Buyer Ltd. Tranche B (1 month Term SOFR + 3.500%) 8.701%, 7/31/28(5)	59	59
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.821%, 8/26/31(5)	40	40
		237

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(5)	$ 104	$ 103
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.595%, 5/31/31(5)	20	20
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.604%, 7/25/31(5)	25	25
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(2)(8)(10)	1	—
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.752%, 2/16/28(5)	64	64
		212

Financials—0.3%
Acrisure LLC
2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(5)	50	49
2024, Tranche B (1 month Term SOFR + 3.000%) 7.961%, 2/16/27(5)	68	68
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.345%, 2/14/31(5)	40	40
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.210%, 7/31/27(5)	96	95
		252

Food / Tobacco—0.3%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(5)	31	29
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(5)	27	15
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(5)	62	10
Naked Juice LLC (3 month Term SOFR + 3.350%) 7.954%, 1/24/29(5)	83	67
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(5)	48	48
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 9.302%, 1/3/28(5)	99	99
		268

Forest Prod / Containers—0.2%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(5)	99	93
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(5)	83	81
		174

Gaming / Leisure—0.5%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 8.845%, 8/31/30(5)	84	85
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(5)	95	95
	Par Value	Value

Gaming / Leisure—continued
J&J Ventures Gaming LLC (1 month Term SOFR + 4.000%) 8.960%, 4/26/28(5)	$ 77	$ 77
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.104%, 11/12/29(5)	85	81
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.893%, 8/1/30(5)	94	94
		432

Health Care—1.6%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 3.250%, 5/1/30(5)	85	82
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.845%, 9/29/28(5)	45	44
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(5)	122	122
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.451%, 5/1/31(5)	65	65
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.783%, 4/9/31(5)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.704%, 10/1/27(5)	100	95
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 7.402%, 11/15/27(5)	140	136
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.954%, 8/19/28(5)	111	110
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(5)(8)	8	3
LifePoint Health, Inc.
2024 (1 month Term SOFR + 4.000%) 8.965%, 5/19/31(5)	15	15
Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(5)	65	65
Medline Borrower LP Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/23/28(5)	85	85
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 7/1/31(5)	25	23
Packaging Coordinators Midco, Inc. 2024 (1 month Term SOFR + 3.250%) 8.095%, 11/30/27(5)	116	116
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.883%, 1/31/29(5)	95	93
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.750%) 7.995%, 10/5/27(5)	65	65
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.354%, 9/27/30(5)	99	97
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.764%, 11/20/26(5)	57	49
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 8.710%, 7/2/25(5)	$ 161	$ 161
		1,451

Housing—0.4%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.195%, 11/3/28(5)	55	55
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.447%, 4/12/28(5)	99	97
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.571%, 2/26/29(5)	99	98
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.968%, 5/30/31(5)	110	108
		358

Information Technology—1.6%
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 8.104%, 2/1/31(5)	20	20
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.854%, 2/23/32(5)	10	10
Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(5)	84	84
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(5)	85	85
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(5)	95	93
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.365%, 9/29/28(5)	53	53
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.103%, 12/12/29(5)	85	85
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.095%, 5/30/31(5)	120	120
Infinite Bidco LLC First Lien (3 month Term SOFR + 3.750%) 9.264%, 3/2/28(5)	99	96
Instructure Holdings, Inc.
(1 month Term SOFR + 3.000%) 3.000%, 9/11/31(5)	40	40
Second Lien (1 month Term SOFR + 5.500%) 5.500%, 9/10/32(5)	30	30
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.016%, 4/1/28(5)	63	63
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.104%, 9/16/30(5)	43	43
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.102%, 3/27/29(5)	59	60
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.845%, 8/31/28(5)	73	73
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 7.960%, 4/24/28(5)	101	98
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 9.595%, 11/28/28(5)	104	104
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(5)	101	101
	Par Value	Value

Information Technology—continued
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(5)	$ 45	$ 45
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(5)	99	99
		1,402

Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.567% - 9.742%, 6/23/28(5)	92	92
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.701%, 9/28/28(5)	104	99
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 2.000%) 2.000%, 9/25/31(5)	20	20
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.595%, 3/17/27(5)	95	95
		306

Media / Telecom - Broadcasting—0.3%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 8.315%, 12/1/28(5)	89	82
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.204%, 12/17/26(5)	94	82
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(5)	70	68
		232

Media / Telecom - Cable/Wireless Video—0.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(5)	95	92
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(5)	144	140
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(5)	114	112
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(5)	89	89
		433

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(5)	64	64
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.594%, 9/12/31(5)	30	30
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.604%, 8/1/31(5)	62	62
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.095%, 5/3/28(5)	84	84
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(5)	$ 74	$ 69
		309

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.264%, 7/31/25(5)(10)	94	88
Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(5)(10)	15	13
		101

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.345%, 3/2/29(5)	94	86
Metals / Minerals—0.0%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(5)	35	35
Retail—0.1%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.752%, 11/8/27(5)	81	82
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/3/28(5)	50	47
		129

Service—1.5%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.345%, 7/30/31(5)	15	15
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.445%, 12/11/28(5)	93	93
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.095%, 5/31/28(5)	30	30
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 9.354%, 4/9/31(5)	35	35
DG Investment Intermediate Holdings 2, Inc.
2024 0.000%, 3/31/28(5)(9)	9	8
First Lien (1 month Term SOFR + 3.864%) 8.710%, 3/31/28(5)	106	106
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(5)	45	45
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.252%, 8/1/29(5)	40	40
Garda World Security Corp. (1 month Term SOFR + 3.500%) 8.597%, 2/1/29(5)	104	104
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 8.095%, 6/2/31(5)	35	35
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(5)	88	87
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.104%, 6/12/30(5)	104	104
	Par Value	Value

Service—continued
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(5)	$ 73	$ 73
Omnia Partners LLC (3 month Term SOFR + 3.250%) 8.529%, 7/25/30(5)	125	125
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.604%, 2/7/31(5)	30	30
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.256%, 3/4/28(5)	109	95
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.607%, 6/30/28(5)	89	80
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.818%, 5/3/28(5)	40	40
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.946%, 11/2/27(5)	99	95
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.710%, 3/24/28(5)	104	99
		1,339

Transportation - Automotive—0.2%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.514%, 3/30/27(5)	104	103
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(5)	78	71
		174

Utilities—0.1%
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(5)	90	90
Total Leveraged Loans (Identified Cost $8,808)		8,712

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(11)	239
MetLife, Inc. Series D, 5.875%(6)	128(11)	130
Truist Financial Corp. Series Q, 5.100%	225(11)	221
		590

Total Preferred Stocks (Identified Cost $600)		590

Common Stocks—0.1%
Consumer Discretionary—0.1%
NMG Parent LLC(8)(12)	271	30
West Marine(8)(12)	150	1
		31

Health Care—0.0%
Endo DAC(8)(12)	100,000	—
Endo, Inc.(12)	944	24
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Health Care—continued
Lannett Co., Inc.(8)(12)	1,387	$ —
		24

Total Common Stocks (Identified Cost $86)		55

Total Long-Term Investments—99.4% (Identified Cost $89,284)		89,001

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(13)(14)	1,238,147	1,238
Total Securities Lending Collateral (Identified Cost $1,238)		1,238

TOTAL INVESTMENTS—100.8% (Identified Cost $90,522)		$90,239
Other assets and liabilities, net—(0.8)%		(717)
NET ASSETS—100.0%		$89,522

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $52,256 or 58.4% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2024.
(5)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Canada	2
Mexico	2
United Kingdom	2
France	1
Saudi Arabia	1
Cayman Islands	1
Other	10
Total	100%
† % of total investments as of September 30, 2024.
As of September 30, 2024, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/30/31(1)	$14	$14	$14	$—(2)

(1)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,223	$—	$3,223	$—
Foreign Government Securities	6,591	—	6,591	—
Mortgage-Backed Securities	18,894	—	18,894	—
Asset-Backed Securities	13,998	—	13,998	—
Corporate Bonds and Notes	36,938	—	36,936	2(1)
Leveraged Loans	8,712	—	8,709	3(1)
Equity Securities:
Preferred Stocks	590	—	590	—
Common Stocks	55	24	—	31(1)
Securities Lending Collateral	1,238	1,238	—	—
Total Investments	$90,239	$1,262	$88,941	$36

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Series with an end of period value of $32 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual Financials.